Lease - Narrative (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
Operating lease, remaining lease term	8 years
Renewal term	1 year
Lessee, operating lease. lease not yet commenced, liability	$ 4,907
Operating lease, lease not yet commenced, term of contract	6 years 6 months